Revenue Recognition - Disaggregation of Revenue by Major Products and Service Offerings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue by Major Products/Service Offerings
Total Revenue	$ 57,350	$ 55,179	$ 57,714
Business Segments
Revenue by Major Products/Service Offerings
Total Revenue	56,946	54,691	56,336
Other
Revenue by Major Products/Service Offerings
Revenue	404	488	1,378
Software | Business Segments
Revenue by Major Products/Service Offerings
Revenue	24,141	22,927	22,408
Total Revenue	24,141	22,927	22,408
Consulting | Business Segments
Revenue by Major Products/Service Offerings
Revenue	17,844	16,257	16,939
Total Revenue	17,844	16,257	16,939
Infrastructure | Business Segments
Revenue by Major Products/Service Offerings
Revenue	14,188	14,533	15,774
Total Revenue	14,188	14,533	15,774
Financing | Business Segments
Revenue by Major Products/Service Offerings
Financial Services Revenue	774	975	1,215
Total Revenue	774	975	1,215
Hybrid Platform & Solutions | Software | Business Segments
Revenue by Major Products/Service Offerings
Revenue	17,751	16,321	14,472
Transaction Processing | Software | Business Segments
Revenue by Major Products/Service Offerings
Revenue	6,390	6,606	7,936
Business Transformation | Consulting | Business Segments
Revenue by Major Products/Service Offerings
Revenue	8,284	7,193	7,569
Technology Consulting | Consulting | Business Segments
Revenue by Major Products/Service Offerings
Revenue	3,466	3,133	2,821
Application Operations | Consulting | Business Segments
Revenue by Major Products/Service Offerings
Revenue	6,095	5,931	6,549
Hybrid Infrastructure | Infrastructure | Business Segments
Revenue by Major Products/Service Offerings
Revenue	8,167	8,415	9,176
Infrastructure Support | Infrastructure | Business Segments
Revenue by Major Products/Service Offerings
Revenue	$ 6,021	$ 6,118	$ 6,599